Schedule of Investments PIMCO Total Return Fund II	June 30, 2026 (Unaudited)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$687		$688

Total Loan Participations and Assignments (Cost $685)				688

CORPORATE BONDS & NOTES 24.4%
BANKING & FINANCE 10.4%
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		1,500		1,495
Ally Financial, Inc.
6.848% due 01/03/2030 •		600		624
American Express Co.
4.918% due 07/20/2033 •		200		200
5.016% due 04/25/2031 •		100		101
5.085% due 01/30/2031 •		800		810
5.667% due 04/25/2036 •		100		104
American Homes 4 Rent LP
4.950% due 06/15/2030		200		201
American Tower Corp.
3.375% due 10/15/2026		800		798
3.950% due 03/15/2029		200		196
5.800% due 11/15/2028		800		820
Antares Holdings LP
6.625% due 06/10/2031		600		600
ARES Strategic Income Fund
4.850% due 01/15/2029		400		392
5.450% due 09/09/2028		400		396
Arthur J Gallagher & Co.
4.850% due 12/15/2029		300		302
Athene Global Funding
5.516% due 03/25/2027		800		805
Aviation Capital Group LLC
5.125% due 04/10/2030		500		502
Bank of America Corp.
4.948% due 07/22/2028 •		800		803
5.933% due 09/15/2027 •		300		301
BGC Group, Inc.
6.150% due 04/02/2030		400		408
Blackstone Reg Finance Co. LLC
4.300% due 11/03/2030		600		590
Blackstone Secured Lending Fund
5.250% due 09/04/2029		300		295
Block Financial LLC
5.375% due 09/15/2032		900		882
Blue Owl Capital Corp.
6.450% due 09/15/2028		300		304
Blue Owl Finance LLC
6.250% due 04/18/2034		900		881
Brixmor Operating Partnership LP
5.500% due 02/15/2034		400		409
Broadstone Net Lease LLC
5.000% due 11/01/2032		100		99
Brown & Brown, Inc.
5.650% due 06/11/2034		600		608
Cantor Fitzgerald LP
7.200% due 12/12/2028		500		519
Capital One Financial Corp.
4.493% due 09/11/2031 •		1,100		1,080
CBRE Services, Inc.
4.800% due 06/15/2030		500		500
Citadel Finance LLC
4.750% due 02/14/2029		300		295
Citadel Securities Global Holdings LLC
5.125% due 01/27/2032		300		296
Citigroup, Inc.
4.412% due 03/31/2031 •		300		296
Citizens Financial Group, Inc.
6.645% due 04/25/2035 •		1,300		1,403
CNO Global Funding
5.875% due 06/04/2027		1,200		1,214
COPT Defense Properties LP
4.500% due 10/15/2030		100		99

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		200		198
Equinix, Inc.
2.500% due 05/15/2031		500		448
Equitable America Global Funding
4.700% due 09/15/2032		200		196
4.950% due 06/25/2029		200		200
Equitable Holdings, Inc.
4.350% due 04/20/2028		133		132
Essential Properties LP
5.375% due 07/15/2036		100		99
5.400% due 12/01/2035		200		198
Essex Portfolio LP
5.375% due 04/01/2035		200		203
Extra Space Storage LP
4.950% due 01/15/2033		400		396
F&G Global Funding
5.875% due 06/10/2027		600		606
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200		193
3.815% due 11/02/2027		200		197
5.420% due 04/09/2031		400		397
5.800% due 03/05/2027		1,700		1,709
5.800% due 03/08/2029		700		706
GA Global Funding Trust
4.500% due 09/18/2030		350		339
5.200% due 12/09/2031		800		791
GLP Capital LP/GLP Financing II, Inc.
5.625% due 03/01/2036		100		98
5.750% due 11/01/2037		900		887
Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		4,100		4,202
Goodman U.S. Finance Seven LLC
5.250% due 04/28/2036		800		787
Grand River Funding Trust II
7.280% due 02/15/2056		200		208
Hanover Insurance Group, Inc.
2.500% due 09/01/2030		1,600		1,458
Healthpeak OP LLC
3.500% due 07/15/2029		1,300		1,256
Host Hotels & Resorts LP
5.500% due 04/15/2035		300		301
HPS Corporate Lending Fund
4.900% due 09/11/2028		200		196
5.300% due 06/05/2027		500		500
Invitation Homes Operating Partnership LP
4.950% due 02/01/2032 (b)		200		199
4.950% due 01/15/2033		500		493
Jackson National Life Global Funding
4.603% (SOFRRATE + 0.970%) due 01/14/2028 ~		100		100
5.350% due 01/13/2030		300		302
JPMorgan Chase & Co.
5.103% due 04/22/2031 •		1,800		1,821
Kilroy Realty LP
6.250% due 01/15/2036		200		203
Lazard Group LLC
6.000% due 03/15/2031		300		311
Liberty Mutual Group, Inc.
5.250% due 05/01/2036		500		494
Lincoln Financial Global Funding
4.625% due 08/18/2030		700		693
LPL Holdings, Inc.
4.900% due 04/03/2028		200		200
LXP Industrial Trust
6.750% due 11/15/2028		149		155
Mercury General Corp.
6.250% due 06/15/2036		200		204
Met Tower Global Funding
4.200% due 09/16/2030		500		490
Morgan Stanley
4.555% due 04/10/2030 •		500		497
4.708% due 03/12/2032 •		600		593
5.123% due 02/01/2029 •		1,000		1,006
5.192% due 04/17/2031 •		1,100		1,112
5.656% due 04/18/2030 •		500		511
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		1,700		1,693
Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •		300		299
Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029		200		200
National Securities Clearing Corp.
4.700% due 06/09/2031		400		400
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		1,700		1,579

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
NLG Global Funding
5.400% due 01/23/2030		500		508
Oaktree Specialty Lending Corp.
6.340% due 02/27/2030		200		199
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		600		600
Progressive Corp.
5.150% due 03/26/2036		200		200
Prologis Targeted U.S. Logistics Fund LP
4.250% due 01/15/2031		200		195
4.625% due 03/15/2033		200		195
Protective Life Corp.
4.700% due 01/15/2031		700		690
RGA Global Funding
5.050% due 12/06/2031		400		400
Sammons Financial Group, Inc.
6.875% due 04/15/2034		600		643
SBA Tower Trust
2.328% due 07/15/2052		1,700		1,637
Selective Insurance Group, Inc.
5.900% due 04/15/2035		200		208
Simon Property Group LP
5.125% due 10/01/2035		400		401
Sixth Street Lending Partners
6.500% due 03/11/2029		300		306
State Street Corp.
4.784% due 10/23/2036 •		300		292
4.834% due 04/24/2030		100		101
Stellantis Finance U.S., Inc.
5.750% due 03/18/2030		400		400
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029		200		199
Sumisho Air Lease Corp.
4.500% due 03/24/2029		750		744
Synchrony Financial
5.450% due 03/06/2031 •		700		700
TPG Operating Group II LP
5.875% due 03/05/2034		600		609
U.S. Bancorp
5.046% due 02/12/2031 •		600		606
VICI Properties LP
4.750% due 04/01/2028		400		400
5.125% due 11/15/2031		200		199
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026		300		299
Wells Fargo & Co.
2.393% due 06/02/2028 •		1,600		1,568
6.303% due 10/23/2029 •		1,000		1,035
WP Carey, Inc.
4.650% due 07/15/2030		200		199
Zions Bancorp NA
4.483% due 02/09/2029 •		300		297

				63,914

INDUSTRIALS 7.7%
180 Medical, Inc.
5.300% due 10/08/2035		200		197
Abbott Laboratories
4.650% due 03/15/2036		200		194
AbbVie, Inc.
4.125% due 03/15/2031		400		392
Amazon.com, Inc.
4.550% due 03/13/2033		1,000		984
Amcor Flexibles North America, Inc.
4.800% due 03/17/2028		500		502
American Airlines Pass-Through Trust
3.000% due 04/15/2030		659		638
3.150% due 08/15/2033		1,416		1,331
3.500% due 08/15/2033		337		311
Amgen, Inc.
5.250% due 03/02/2033		1,000		1,018
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.650% due 06/15/2033		300		293
Bayer U.S. Finance LLC
6.125% due 11/21/2026		200		201
Beignet Investor LLC
6.581% due 05/30/2049		1,913		1,952
Boeing Co.
6.259% due 05/01/2027		300		304
6.298% due 05/01/2029		400		416
6.388% due 05/01/2031		400		425
6.528% due 05/01/2034		200		218
6.858% due 05/01/2054		300		337
7.008% due 05/01/2064		200		228

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		200		195
British Airways Pass-Through Trust
2.900% due 09/15/2036		612		561
3.350% due 12/15/2030		437		424
Broadcom, Inc.
3.137% due 11/15/2035		707		601
3.187% due 11/15/2036		500		419
Centene Corp.
2.450% due 07/15/2028		400		380
Cheniere Energy, Inc.
5.200% due 07/30/2036		300		295
Clorox Co.
4.700% due 05/15/2031		400		398
CommonSpirit Health
4.352% due 09/01/2030		600		587
Conagra Brands, Inc.
5.000% due 08/01/2030		500		500
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		300		292
Daimler Truck Finance North America LLC
2.000% due 12/14/2026		1,700		1,682
Dell International LLC/EMC Corp.
4.750% due 04/01/2028		300		301
Eastman Chemical Co.
4.500% due 02/20/2031		200		196
Energy Transfer LP
4.950% due 05/15/2028		1,600		1,609
6.050% due 12/01/2026		900		906
Entergy Louisiana LLC
4.900% due 04/15/2036		100		98
Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		500		491
Fidelity National Information Services, Inc.
4.450% due 03/10/2028		200		199
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		1,400		1,389
Global Payments, Inc.
4.500% due 11/15/2028		300		296
GXO Logistics, Inc.
6.250% due 05/06/2029		1,400		1,448
HCA, Inc.
4.700% due 05/15/2031		100		99
5.750% due 03/01/2035		1,900		1,959
Hyundai Capital America
4.750% due 04/06/2029		900		898
Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		2,100		1,564
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,112		987
Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		100		100
Kraft Heinz Foods Co.
5.200% due 03/15/2032		200		203
Las Vegas Sands Corp.
5.625% due 06/15/2028		400		405
5.900% due 06/01/2027		1,500		1,514
Maple Parent Holdings Corp.
4.750% due 03/26/2029		200		200
Marriott International, Inc.
5.100% due 04/15/2032		400		405
Mars, Inc.
5.000% due 03/01/2032		600		604
Meta Platforms, Inc.
5.400% due 08/15/2054		200		177
Microchip Technology, Inc.
4.900% due 03/15/2028		200		201
Mobility Global, Inc.
5.050% due 06/15/2029		200		200
MPLX LP
5.400% due 04/01/2035		500		500
MSCI, Inc.
5.250% due 09/01/2035		400		392
National Fuel Gas Co.
4.750% due 05/15/2029		300		299
Novartis Capital Corp.
4.400% due 03/18/2031		400		397
Oracle Corp.
3.850% due 04/01/2060		1,300		764
4.800% due 08/03/2028		300		299
PayPal Holdings, Inc.
5.100% due 04/01/2035		300		296
Philip Morris International, Inc.
5.125% due 02/13/2031		1,000		1,019
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,600		1,415

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		1,878		1,873
Southern Co.
3.700% due 04/30/2030		1,400		1,353
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		115		106
Sutter Health
5.213% due 08/15/2032		800		818
Synopsys, Inc.
4.850% due 04/01/2030		300		301
TD SYNNEX Corp.
6.100% due 04/12/2034		500		521
Tyson Foods, Inc.
5.400% due 03/15/2029		300		306
5.700% due 03/15/2034		300		309
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,341		1,225
3.100% due 01/07/2030		772		757
4.150% due 02/25/2033		795		773
Viper Energy Partners LLC
4.900% due 08/01/2030		200		199
Williams Cos., Inc.
4.800% due 11/15/2029		600		603
Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034		200		200

				47,449

UTILITIES 6.3%
AES Corp.
5.450% due 06/01/2028		500		506
Alabama Power Co.
1.450% due 09/15/2030		1,100		970
Ameren Illinois Co.
1.550% due 11/15/2030		1,500		1,319
Appalachian Power Co.
2.700% due 04/01/2031		1,600		1,459
AT&T, Inc.
4.750% due 04/30/2033		600		587
Avangrid, Inc.
3.800% due 06/01/2029		1,100		1,071
Black Hills Corp.
4.550% due 01/31/2031		900		887
CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030		200		201
Cleco Power LLC
5.300% due 01/15/2036		100		100
Constellation Energy Generation LLC
4.400% due 01/15/2031		500		492
DTE Energy Co.
5.200% due 04/01/2030		500		507
Duke Energy Carolinas LLC
2.550% due 04/15/2031		1,600		1,456
Edison International
5.000% due 05/05/2028		100		100
Entergy Mississippi LLC
5.000% due 09/01/2033		800		802
Evergy Kansas Central, Inc.
4.700% due 03/13/2028		100		100
5.250% due 03/15/2035		300		302
Eversource Energy
5.450% due 03/01/2028		300		303
Florida Power & Light Co.
3.700% due 12/01/2047		1,300		986
Georgia Power Co.
3.250% due 03/15/2051		1,500		1,019
ITC Holdings Corp.
4.875% due 04/15/2031		300		299
Liberty Utilities Co.
5.577% due 01/31/2029		2,000		2,038
Louisville Gas & Electric Co.
5.450% due 04/15/2033		200		206
Massachusetts Electric Co.
1.729% due 11/24/2030		1,500		1,314
Narragansett Electric Co.
5.350% due 05/01/2034		600		609
New York State Electric & Gas Corp.
2.150% due 10/01/2031		1,700		1,493
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027		1,500		1,490
Northern States Power Co.
2.250% due 04/01/2031		1,600		1,440
Pacific Gas & Electric Co.
4.400% due 03/01/2032		1,700		1,644
4.550% due 07/01/2030		1,500		1,478
5.050% due 10/15/2032		300		298

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.550% due 05/15/2029		500		510
6.100% due 01/15/2029		1,200		1,236
6.950% due 03/15/2034		600		655
PacifiCorp
5.450% due 02/15/2034		600		607
7.375% due 09/15/2055 •		400		404
Public Service Co. of Colorado
5.150% due 09/15/2035		200		199
Public Service Enterprise Group, Inc.
5.450% due 04/01/2034		300		306
Puget Energy, Inc.
5.725% due 03/15/2035		600		604
San Diego Gas & Electric Co.
2.950% due 08/15/2051		1,700		1,085
SCE Recovery Funding LLC
4.453% due 03/15/2036		200		196
Sempra
6.375% due 04/01/2056 •		300		303
Southern California Edison Co.
2.250% due 06/01/2030		1,500		1,362
4.700% due 06/01/2027		1,500		1,500
5.150% due 06/01/2029		600		606
Southern California Gas Co.
5.900% due 06/01/2056		300		305
Southwest Gas Corp.
4.050% due 03/15/2032		1,800		1,721
Southwestern Electric Power Co.
4.100% due 09/15/2028		1,400		1,384
System Energy Resources, Inc.
5.300% due 12/15/2034		400		399

				38,858

Total Corporate Bonds & Notes (Cost $154,992)				150,221

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.2%
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034		1,400		1,244

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031		1,000		906

Total Municipal Bonds & Notes (Cost $2,400)				2,150

U.S. GOVERNMENT AGENCIES 37.2%
Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032		479		460
3.000% due 03/01/2052 - 07/01/2052		41,828		36,544
3.500% due 08/01/2027 - 07/01/2034		318		310
4.000% due 06/01/2030 - 04/01/2048		377		365
4.500% due 02/01/2029		13		13
5.000% due 12/01/2039 - 06/01/2053		16,568		16,380
5.500% due 12/01/2036 - 07/01/2039		209		215
6.000% due 11/01/2029 - 08/01/2038		682		716
6.152% due 07/01/2030 •		3		3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		1,638		1,588
Federal Home Loan Mortgage Corp. REMICS
4.457% due 08/15/2036 •		215		216
4.578% due 04/25/2055 •		450		454
6.000% due 09/15/2032		27		28
8.000% due 06/15/2030		41		42
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 02/25/2045 •		33		33
Federal National Mortgage Association
3.000% due 03/01/2052		3,121		2,730
3.500% due 09/01/2029 - 05/01/2035		3,167		3,079
4.000% due 10/01/2030 - 06/01/2049		573		547
4.500% due 09/01/2030 - 12/01/2040		179		177
4.967% due 07/01/2044 •		15		15
5.000% due 04/01/2053		580		574
5.500% due 11/01/2032 - 02/01/2040		510		519
5.734% due 01/01/2035 •		24		24
5.995% due 04/01/2041 •		3		4
6.000% due 05/01/2033 - 01/01/2039		565		590
6.224% due 05/01/2038 •		153		159
6.290% due 09/01/2035 •		3		3
6.500% due 07/01/2031 - 10/01/2037		4		3
Federal National Mortgage Association REMICS
3.787% due 12/25/2036 •		26		25
4.429% due 12/25/2047 •		912		913
4.598% due 08/25/2054 •		727		732

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
6.039% due 05/25/2035 ~		12		12
Federal National Mortgage Association REMICS Trust
4.658% due 12/25/2042 ~		95		94
Federal National Mortgage Association Trust
6.500% due 06/25/2044		14		14
Government National Mortgage Association
3.000% due 03/20/2052		8,729		7,761
4.000% due 09/15/2049—09/20/2055		618		576
4.500% due 04/20/2048—12/20/2053		2,262		2,189
5.000% due 02/20/2027 •		2		2
5.000% due 07/15/2034—07/20/2049		1,429		1,435
5.125% due 12/20/2029 •		20		20
5.375% due 07/20/2027—07/20/2030 •		15		15
5.625% due 05/20/2027—06/20/2027 •		3		3
Government National Mortgage Association REMICS
4.221% due 02/20/2067 •		81		81
4.235% due 06/20/2065 •		135		135
4.276% due 10/20/2062 •		451		450
4.361% due 07/20/2065—10/20/2065 •		473		474
4.411% due 11/20/2065 •		14		14
4.511% due 08/20/2066 •		216		217
4.561% due 05/20/2066—07/20/2066 •		582		584
4.661% due 04/20/2066 •		63		63
4.681% due 07/20/2065 •		301		303
4.737% due 07/20/2062 ~		27		27
5.077% due 11/20/2067 •		439		444
Government National Mortgage Association, TBA
4.000% due 07/01/2056		18,000		16,735
Tennessee Valley Authority
1.500% due 09/15/2031		1,700		1,485
4.875% due 05/15/2035		3,500		3,580
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		11,700		10,197
3.500% due 07/01/2056—08/01/2056		2,200		1,996
4.000% due 07/01/2056—08/01/2056		32,200		30,094
4.500% due 08/01/2056—09/01/2056		36,750		35,163
5.000% due 07/01/2056		39,500		38,818
5.500% due 07/01/2056		5,700		5,719
6.000% due 08/01/2056		1,700		1,732
6.500% due 08/01/2056		1,800		1,860

Total U.S. Government Agencies (Cost $234,082)				229,753

U.S. TREASURY OBLIGATIONS 56.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (f)		18,900		12,225
1.875% due 02/15/2041		1,100		764
2.000% due 11/15/2041		700		485
2.000% due 08/15/2051		4,000		2,278
2.250% due 05/15/2041		1,300		948
2.250% due 08/15/2049		6,500		4,044
2.375% due 02/15/2042		1,700		1,240
2.500% due 02/15/2045		880		617
2.750% due 11/15/2042		700		532
2.750% due 08/15/2047		2,600		1,839
2.750% due 11/15/2047		7,300		5,148
2.875% due 05/15/2043 (h)		1,800		1,382
2.875% due 11/15/2046		2,400		1,754
3.000% due 05/15/2042		400		319
3.000% due 05/15/2045		12,810		9,744
3.000% due 02/15/2047		3,600		2,680
3.000% due 02/15/2048		2,600		1,915
3.000% due 08/15/2048		6,400		4,691
3.125% due 02/15/2043 (h)		2,400		1,920
3.125% due 08/15/2044		2,700		2,114
3.250% due 05/15/2042		7,600		6,260
3.375% due 08/15/2042 (f)		26,700		22,288
3.375% due 05/15/2044		500		408
3.375% due 11/15/2048		6,100		4,773
3.625% due 08/15/2043		2,300		1,960
3.625% due 02/15/2044		1,500		1,271
3.750% due 11/15/2043		1,300		1,124
3.875% due 05/15/2043		9,200		8,135
4.000% due 11/15/2042		5,300		4,784
4.125% due 08/15/2044		5,300		4,795
4.375% due 08/15/2043 (f)		14,700		13,827
4.500% due 02/15/2044		3,700		3,525
4.500% due 11/15/2054		3,600		3,352
4.625% due 11/15/2044 (f)		17,900		17,256
4.625% due 11/15/2045 (f)		1,700		1,633
4.625% due 02/15/2046 (f)		10,200		9,794
4.625% due 05/15/2054		1,900		1,805
4.625% due 02/15/2055		8,400		7,984
4.750% due 02/15/2041		160		160
4.750% due 02/15/2045 (f)		5,300		5,186
4.875% due 08/15/2045 (f)		3,280		3,256

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		6,646		6,157
1.125% due 01/15/2033		11,255		10,649
1.750% due 01/15/2034		17,762		17,360
1.875% due 07/15/2034(f)		743		732
2.125% due 01/15/2035		1,477		1,474
U.S. Treasury Notes
1.250% due 04/30/2028 (h)		2,700		2,563
1.250% due 09/30/2028		2,600		2,439
1.500% due 11/30/2028		4,800		4,509
2.375% due 03/31/2029		5,800		5,533
2.875% due 08/15/2028		2,600		2,533
3.250% due 06/30/2029		4,900		4,775
3.500% due 04/30/2028		4,500		4,447
3.625% due 03/31/2030		2,600		2,550
3.750% due 05/31/2030		2,600		2,559
3.750% due 06/30/2030		3,100		3,050
3.875% due 07/15/2028		9,000		8,949
3.875% due 09/30/2029 (f)		12,600		12,488
4.000% due 06/30/2028 (h)		1,900		1,894
4.000% due 02/15/2034 (f)		36,500		35,666
4.125% due 07/31/2028 (h)		1,900		1,899
4.125% due 08/31/2030		6,100		6,084
4.125% due 02/15/2036 (f)		2,220		2,166
4.250% due 08/15/2035		1,400		1,382
4.375% due 11/30/2030		7,200		7,250
4.375% due 05/15/2036 (f)		3,328		3,311
4.625% due 09/30/2028		4,600		4,645
4.625% due 09/30/2030		3,600		3,659
4.875% due 10/31/2028		2,600		2,640
4.875% due 10/31/2030		3,600		3,695
U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)		30		14
0.000% due 08/15/2041 (a)		370		176
0.000% due 11/15/2041 (a)		180		84
0.000% due 02/15/2042 (a)		380		175
0.000% due 05/15/2042 (a)		270		122
0.000% due 08/15/2042 (a)		1,970		880
0.000% due 11/15/2042 (a)		450		198

Total U.S. Treasury Obligations (Cost $374,400)				348,922

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
Angel Oak Mortgage Trust
6.197% due 01/25/2069 þ		436		438
BAMLL Commercial Mortgage Securities Trust
4.790% due 09/15/2038 •		1,800		1,736
Banc of America Funding Trust
5.365% due 05/25/2035 ~		57		55
Bank
3.432% due 05/15/2062		414		409
3.502% due 03/15/2064 ~		1,500		1,390
Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		1,232		1,062
BBCCRE Trust
3.966% due 08/10/2033		2,261		2,114
BBCMS Mortgage Trust
5.015% due 09/15/2058		1,400		1,408
Bear Stearns ALT-A Trust
4.642% due 09/25/2035 ~		75		39
5.044% due 05/25/2035 ~		231		223
Bear Stearns ARM Trust
4.504% due 02/25/2036 ~		14		13
6.000% due 04/25/2033 ~		16		17
6.470% due 01/25/2035 ~		152		156
Benchmark Mortgage Trust
5.468% due 05/15/2059		1,800		1,841
BMO Mortgage Trust
6.526% due 05/15/2057 ~		1,200		1,247
BWAY Mortgage Trust
4.990% due 09/15/2036 •		1,800		1,787
BX Commercial Mortgage Trust
4.469% due 10/15/2036 •		224		224
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		1,281		1,131
4.928% due 06/25/2055 •		850		850
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 10/25/2035 •		111		108
CHL Mortgage Pass-Through Trust
6.224% due 02/20/2036 •		27		24
Citigroup Mortgage Loan Trust, Inc.
5.860% due 09/25/2035 •		52		52
6.480% due 10/25/2035 •		20		20
CLNY Trust
5.108% due 11/15/2038 •		613		607

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Credit Suisse First Boston Mortgage Securities Corp.
3.844% due 09/25/2033 ~		308		310
Cross Mortgage Trust
6.272% due 06/25/2069 þ		923		927
CSMC Trust
3.000% due 11/25/2056 ~		1,061		915
3.850% due 09/25/2057 ~		1,235		1,181
5.140% due 07/15/2038 •		1,900		1,586
CSWF Corp.
4.807% due 06/15/2034 •		130		130
DOLP Trust
2.956% due 05/10/2041		1,900		1,695
GCAT Trust
3.000% due 04/25/2052 ~		1,223		1,055
GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		1,137		942
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~		1,111		920
3.000% due 08/26/2052 ~		1,515		1,306
HomeBanc Mortgage Trust
4.263% due 03/25/2035 •		627		517
Hundred Acre Wood Trust
4.462% due 10/25/2051 •		1,064		996
IndyMac INDX Mortgage Loan Trust
3.625% due 11/25/2035 ~		422		412
JP Morgan Chase Commercial Mortgage Securities Trust
4.882% due 06/15/2035 •		1,454		967
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~		1,289		1,064
3.000% due 01/25/2052 ~		1,171		1,010
3.000% due 03/25/2052 ~		1,277		1,098
3.500% due 09/25/2052 ~		1,267		1,130
KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		1,700		1,374
Manhattan West Mortgage Trust
2.130% due 09/10/2039		1,500		1,452
MFA Trust
2.479% due 03/25/2065 ~		132		129
Morgan Stanley Capital I Trust
3.436% due 12/15/2049		120		120
Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~		510		499
Natixis Commercial Mortgage Securities Trust
4.840% due 08/15/2038 •		1,578		1,564
OBX Trust
2.500% due 10/25/2051 ~		1,250		1,034
3.000% due 02/25/2052 ~		1,174		1,013
One New York Plaza Trust
4.690% due 01/15/2036 •		1,416		1,380
Prime Mortgage Trust
4.163% due 02/25/2034 •		12		11
PRPM LLC
3.750% due 03/25/2054 þ		672		659
RFMSI Trust
5.941% due 02/25/2036 ~		62		53
Sequoia Mortgage Trust
4.394% due 04/19/2027 •		20		19
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		1,000		1,000
Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		58		57
Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •		6		6
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		925		887
4.612% due 10/25/2064 ~		1,105		1,104
UWM Mortgage Trust
2.500% due 11/25/2051 ~		1,685		1,387
2.500% due 12/25/2051 ~		1,180		977
3.000% due 01/25/2052 ~		1,347		1,158
4.562% due 11/25/2051 •		1,245		1,169
4.612% due 09/25/2051 •		1,225		1,151
VASA Trust
4.640% due 07/15/2039 •		1,899		1,865
WaMu Mortgage Pass-Through Certificates Trust
4.343% due 10/25/2045 •		50		49
Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		1,500		1,407

Total Non-Agency Mortgage-Backed Securities (Cost $61,270)				56,636

ASSET-BACKED SECURITIES 3.1%
AUTOMOBILE SEQUENTIAL 0.5%
Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		2,000		2,060

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
FCCU Auto Receivables Trust
5.460% due 04/15/2030		500		505
GLS Auto Select Receivables Trust
5.580% due 06/17/2030		238		240

				2,805

CMBS OTHER 0.6%
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		500		501
LRECS LLC
5.139% due 08/19/2043 •		1,800		1,801
MF1 LLC
5.789% due 06/19/2037 •		1,610		1,610

				3,912

CREDIT CARD OTHER 0.2%
Synchrony Card Funding LLC
5.740% due 10/15/2029		1,400		1,406

HOME EQUITY OTHER 0.4%
EMC Mortgage Loan Trust
4.503% due 05/25/2040 •		145		144
Fremont Home Loan Trust
3.883% due 01/25/2037 •		35		16
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		1,641		1,623
Morgan Stanley IXIS Real Estate Capital Trust
3.813% due 11/25/2036 •		11		4
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •		537		109
Structured Asset Investment Loan Trust
4.663% due 09/25/2034 •		75		72
4.888% due 07/25/2033 •		347		346

				2,314

OTHER ABS 1.4%
Lendmark Funding Trust
1.900% due 11/20/2031		1,422		1,397
Mariner Finance Issuance Trust
1.860% due 03/20/2036		1,023		1,012
Mosaic Solar Loan Trust
2.640% due 01/20/2053		962		839
Navient Private Education Loan Trust
5.190% due 07/16/2040 •		262		262
Nelnet Student Loan Trust
4.610% due 02/21/2061		1,625		1,597
SMB Private Education Loan Trust
4.693% due 06/17/2052 •		709		709
5.030% due 03/15/2056		1,721		1,710
Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		1,298		1,187

				8,713

Total Asset-Backed Securities (Cost $19,696)				19,150

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
CoBank ACB
7.250% due 07/01/2029 (d)		2,200,000		2,250

Total Preferred Securities (Cost $2,200)				2,250

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)		450,542		451

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Total Short-Term Instruments (Cost $451)				451

Total Investments in Securities (Cost $850,176)				810,221

INVESTMENTS IN AFFILIATES 6.0%
MUTUAL FUNDS 5.6%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		700,428		34,587

Total Mutual Funds (Cost $34,619)				34,587

SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		246,046		2,397

Total Short-Term Instruments (Cost $2,397)				2,397

Total Investments in Affiliates (Cost $37,016)				36,984

Total Investments 137.4% (Cost $887,192)				$847,205
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $3,015)				853
Other Assets and Liabilities, net (37.5)%				(231,339)

Net Assets 100.0%				$616,719

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.750%	06/23/2026	07/14/2026	$(11,940)	$(11,950)
BSN	3.720	06/09/2026	07/15/2026	(2,690)	(2,696)
DEU	3.660	06/30/2026	07/07/2026	(3,345)	(3,345)
	3.680	06/30/2026	07/07/2026	(2,212)	(2,212)
	3.710	06/04/2026	07/02/2026	(25,854)	(25,926)
	3.710	06/10/2026	07/01/2026	(191)	(192)
	3.710	06/11/2026	07/02/2026	(382)	(382)
	3.750	06/30/2026	07/07/2026	(8,394)	(8,395)
JPS	3.710	06/02/2026	07/07/2026	(2,084)	(2,091)
SGY	3.720	06/22/2026	07/20/2026	(41,758)	(41,797)

Total Reverse Repurchase Agreements					$(98,986)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
UBS	3.720%	05/13/2026	07/13/2026	$(377)	$(379)

Total Sale-Buyback Transactions					$(379)

(f)	Securities with an aggregate market value of $98,180 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(108,150) at a weighted average interest rate of 3.710%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	6	$6	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	12	12	(2)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	6	6	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	12	12	(2)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	5	5	(1)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	8	8	(2)	(1)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	21	21	(5)	(2)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	3	3	(1)	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	3	3	(1)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	2	2	0	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	2	2	0	0
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	8	8	(2)	(3)

					$(18)	$(8)

Total Written Options					$(18)	$(8)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,141	$125,385	$936	$0	$(339)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	197	40,608	(51)	0	(23)
Three-Month SOFR Futures	06/2027	161	38,608	(404)	0	(16)
Three-Month SOFR Futures	09/2027	161	38,622	(386)	0	(18)
Three-Month SOFR Futures	12/2027	161	38,650	(338)	0	(16)

				$(243)	$0	$(412)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	217	$(23,229)	$(82)	$41	$0
CBOT U.S. Long Bond Futures	09/2026	223	(25,311)	(659)	146	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	665	(74,792)	(1,028)	260	0
Ultra U.S. Treasury Bond Futures	09/2026	300	(34,847)	(1,013)	225	0

				$(2,782)	$672	$0

Total Futures Contracts				$(3,025)	$672	$(412)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.517%	$500	$62	$(8)	$54	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.199	1,800	(12)	19	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	1,700	23	(15)	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.212	630	125	(110)	15	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.071	1,600	(17)	24	7	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423	200	4	(7)	(3)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233	1,700	39	(32)	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360	300	0	4	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413	100	0	1	1	0	0

						$224	$(124)	$100	$0	$0

INTEREST RATE SWAPS

		$		$		$		$		$		$		$		$		$
																Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency		Maturity Date		Notional Amount		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day USD-SOFR Compounded-OIS		1.788%		Annual		05/03/2027		$5,200		$(18)		$(92)		$(110)		$0		$(1)
Pay	1-Day USD-SOFR Compounded-OIS		2.150		Annual		06/15/2027		10,900		(41)		(156)		(197)		0		(4)
Pay	1-Day USD-SOFR Compounded-OIS		2.850		Annual		08/29/2027		2,600		(13)		(45)		(58)		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2029		7,600		(149)		191		42		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		03/04/2030		1,200		(2)		5		3		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.800		Annual		02/28/2031		6,760		40		(11)		29		17		0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		2.000		Annual		12/21/2032		3,000		310		47		357		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/17/2033		10,000		77		189		266		37		0
Receive	1-Day USD-SOFR Compounded-OIS		3.604		Annual		08/15/2033		13,300		0		315		315		51		0
Receive	1-Day USD-SOFR Compounded-OIS		3.608		Annual		08/15/2033		7,100		0		166		166		27		0
Receive	1-Day USD-SOFR Compounded-OIS		3.609		Annual		08/15/2033		3,500		0		81		81		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.619		Annual		08/15/2033		4,500		0		102		102		17		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		12/26/2033		500		(2)		5		3		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.854		Annual		12/29/2033		600		(3)		6		3		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.648		Annual		01/08/2034		1,000		(5)		25		20		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.670		Annual		01/08/2034		1,200		(6)		28		22		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.600		Annual		01/17/2034		900		(4)		25		21		4		0
Receive	1-Day USD-SOFR Compounded-OIS		4.080		Annual		06/05/2034		1,300		(5)		(6)		(11)		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2034		10,200		51		96		147		43		0
Receive	1-Day USD-SOFR Compounded-OIS		3.994		Annual		07/02/2034		1,200		(4)		1		(3)		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.880		Annual		07/10/2034		2,300		(7)		22		15		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.850		Annual		08/05/2034		1,200		(5)		16		11		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.715		Annual		08/07/2034		1,180		(23)		46		23		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.569		Annual		08/14/2034		800		(3)		27		24		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.595		Annual		08/19/2034		1,700		(6)		54		48		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.532		Annual		08/20/2034		1,700		(6)		63		57		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.550		Annual		08/21/2034		1,000		(4)		36		32		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.555		Annual		08/28/2034		1,800		(7)		64		57		8		0
Receive	1-Day USD-SOFR Compounded-OIS		3.565		Annual		08/28/2034		1,800		(6)		61		55		8		0
Receive	1-Day USD-SOFR Compounded-OIS		3.605		Annual		08/28/2034		300		(1)		9		8		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.470		Annual		09/04/2034		700		(3)		30		27		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.240		Annual		09/16/2034		500		(2)		30		28		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.278		Annual		09/16/2034		200		(1)		12		11		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.280		Annual		09/16/2034		1,100		(5)		63		58		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.890		Annual		03/03/2035		650		(2)		6		4		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908		Annual		03/04/2035		800		(3)		7		4		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874		Annual		03/05/2035		800		(3)		9		6		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.905		Annual		03/12/2035		600		(2)		5		3		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975		Annual		03/21/2035		1,500		(4)		4		0		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930		Annual		03/24/2035		1,300		(4)		8		4		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884		Annual		03/25/2035		500		(1)		4		3		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775		Annual		03/03/2036		1,300		(3)		27		24		6		0
Pay	1-Day USD-SOFR Compounded-OIS		4.006		Annual		05/28/2036		1,100		(3)		2		(1)		0		(6)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/17/2036		7,400		91		72		163		38		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750		Annual		12/21/2052		12,700		2,532		2,625		5,157		98		0
Receive	1-Day USD-SOFR Compounded-OIS		3.956		Annual		11/15/2054		3,300		0		133		133		35		0
Receive	1-Day USD-SOFR Compounded-OIS		3.814		Annual		02/15/2055		1,000		0		65		65		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.846		Annual		02/15/2055		800		0		47		47		8		0
Receive	1-Day USD-SOFR Compounded-OIS		3.872		Annual		02/15/2055		2,300		0		126		126		25		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000		Annual		06/17/2056		3,600		69		48		117		39		0

											$2,814		$4,693		$7,507		$616		$(12)

Total Swap Agreements											$3,038		$4,569		$7,607		$616		$(12)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

(h)	Securities with an aggregate market value of $6,489 and cash of $5,256 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	700	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	700	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	300	(1)	(1)

							$(5)	$(3)

Total Written Options							$(5)	$(3)

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

	$		$		$		$
Category and Subcategory	Level 1		Level 2		Level 3		Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments		$0		$688		$0		$688
Corporate Bonds & Notes
Banking & Finance		0		63,914		0		63,914
Industrials		0		47,449		0		47,449
Utilities		0		38,858		0		38,858
Municipal Bonds & Notes
Illinois		0		1,244		0		1,244
West Virginia		0		906		0		906
U.S. Government Agencies		0		229,753		0		229,753
U.S. Treasury Obligations		0		348,922		0		348,922
Non-Agency Mortgage-Backed Securities		0		56,636		0		56,636
Asset-Backed Securities
Automobile Sequential		0		2,805		0		2,805
CMBS Other		0		3,912		0		3,912
Credit Card Other		0		1,406		0		1,406
Home Equity Other		0		2,314		0		2,314
Other ABS		0		8,713		0		8,713
Preferred Securities
Banking & Finance		0		2,250		0		2,250
Short-Term Instruments
Mutual Funds		0		451		0		451

		$0		$810,221		$0		$810,221
Investments in Affiliates, at Value
Mutual Funds		34,587		0		0		34,587
Short-Term Instruments
Central Funds Used for Cash Management Purposes		2,397		0		0		2,397

		$36,984		$0		$0		$36,984

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2026 (Unaudited)

	$		$		$		$
Total Investments		$36,984		$810,221		$0		$847,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		$0		$1,288		$0		$1,288

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared		0		(432)		0		(432)
Over the counter		0		(3)		0		(3)

		$0		$(435)		$0		$(435)

Total Financial Derivative Instruments		$0		$853		$0		$853

Totals		$36,984		$811,074		$0		$848,058

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust